Share-based payments - Nexters Long-Term Incentive Plan (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted	3,060	3,060
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted	100,000	100,000
Class A share-based payments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted	1,100	1,100
Class B share-based payments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted	660	660
Class B complex vesting (performance-based awards)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted	1,300	1,300